N-4	Jul. 29, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	VARIABLE ANNUITY LIFE INSURANCE CO SEPARATE ACCOUNT A
Entity Central Index Key	0000354912
Entity Investment Company Type	N-4
Document Period End Date	Jul. 29, 2024
Amendment Flag	false
VALIC Polaris Platinum Elite VA (333-201800)
Prospectus:
Temporary Fee Reductions, Current Expenses [Text Block]	This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction.
VALIC Polaris Platinum Elite VA (333-201800) | SAAllocationBalancedPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Allocation Balanced Portfolio
Current Expenses [Percent]	1.01%
VALIC Polaris Platinum Elite VA (333-201800) | SAAllocationGrowthPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Allocation Growth Portfolio
Current Expenses [Percent]	1.05%
VALIC Polaris Platinum Elite VA (333-201800) | SAAllocationModerateGrowthPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Allocation Moderate Growth Portfolio
Current Expenses [Percent]	1.03%
VALIC Polaris Platinum Elite VA (333-201800) | SAAllocationModeratePortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Allocation Moderate Portfolio
Current Expenses [Percent]	1.02%
VALIC Polaris Platinum Elite VA (333-201800) | SAAmericanCenturyInflationProtectionPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA American Century Inflation Protection Portfolio
Current Expenses [Percent]	0.90%
VALIC Polaris Platinum Elite VA (333-201800) | SAPutnamAssetAllocationDiversifiedGrowthPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Putnam Asset Allocation Diversified Growth Portfolio
Current Expenses [Percent]	1.18%